Events After the Reporting Period (Details) $ in Thousands, € in Millions	Feb. 17, 2022 EUR (€)	Feb. 14, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Aug. 31, 2020 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | $				$ 1,170
Tranche 1
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	€ 7.0
EIB Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Principal amount			€ 7.0		€ 20.0
EIB Loan Agreement | Tranche 1
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		€ 7.0